AXP(SM) S&P 500 Index Fund
                                                    AXP(SM) Mid Cap Index Fund
                                         AXP(SM) Total Stock Market Index Fund
                                       AXP(SM) International Equity Index Fund
                                              AXP(SM) Nasdaq 100 Index(R) Fund

                                                          2000 ANNUAL REPORT
                                                       (PROSPECTUS ENCLOSED)

American
  Express(R)
Funds

(picture of) ticker tape machine


(This annual report includes a prospectus that describes in detail the Funds` objectives, investment strategies, risks, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Table of Contents

2000 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                        4
From the Portfolio Managers                              5
Fund Facts                                               7
The 10 Largest Holdings                                 12
Making the Most of the Fund                             17
Independent Auditors' Report                            18
Financial Statements                                    19
Notes to Financial Statements                           25
Investments in Securities                               34
Federal Income Tax Information                         157

2000 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Funds                                             3p
Goals                                                 3p
Investment Strategies                                 3p
Risks                                                 7p
Past Performance                                      9p
Fees and Expenses                                     9p
Management                                           13p
Buying and Selling Shares                            13p
Valuing Fund Shares                                  13p
Investment Options                                   14p
Purchasing Shares                                    14p
Transactions through Third Parties                   18p
Exchanging/Selling Shares                            19p
Distributions and Taxes                              22p
Other Information                                    24p
Financial Highlights                                 25p


(This annual report is not part of the prospectus.)        ANNUAL REPORT - 2000

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
We are in an extraordinary period for investing in financial assets, with many stocks at their all-time highs. Looking at year 2000, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. This is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data.

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,


Arne H. Carlson


AXP INDEX FUNDS             (This annual report is not part of the prospectus.)

From the Portfolio Managers

AXP S&P 500 Index Fund
The Fund's Class D shares generated a total return of 7.72% during its initial reporting period -- Oct. 25, 1999 (when shares became publicly available) through Jan. 31, 2000. Led by technology stocks, the U.S. stock market rallied strongly in late 1999, as reports of tame inflation and generally good corporate profits buoyed investors' spirits. The surge continued into early January, before renewed concerns about potentially higher inflation and rising interest rates drove the market into a moderate retreat, causing the Fund to give back some of its gains.

AXP Mid Cap Index Fund
The Fund's Class D shares generated a total return of 12.87% during its initial reporting period -- Oct. 25, 1999 (when shares became publicly available) through Jan. 31, 2000. Spurred by reports of low inflation and generally good corporate profits, the U.S. stock market surged in the final months of 1999 and the early days of January, before slumping over the ensuing weeks. Mid-capitalization stocks fared relatively well over the entire period, besting the return of large-cap stocks, as represented by the Standard & Poor's 500 (an unmanaged index of stocks commonly used to measure the performance of large-cap issues).

AXP Total Stock Market Index Fund
The Fund's Class D shares generated a total return of 11.57% during its initial reporting period -- Oct. 25, 1999 (when shares became publicly available) through Jan. 31, 2000. The stock market was surging when the period began, as investors were encouraged by fresh reports of low inflation and generally good corporate profits. The run-up lasted through the early days of January, after which concerns about inflation and interest rates resulted in a moderate pullback by the market. For the period as a whole, small- and mid-capitalization stocks performed especially well.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 2000

AXP International Equity Index Fund
The Fund's Class D shares generated a total return of 8.09% during its initial reporting period -- Oct. 25, 1999 (when shares became publicly available) through Jan. 31, 2000. Most of Europe, which comprised 60% of the Fund's investments and includes the United Kingdom, Germany, France and Italy, experienced strong markets, with the sharpest gain registered by Finland. A decline in the value of the euro, however, reduced returns to U.S. investors. Japan, the Fund's largest country exposure (about 28%), also made a positive contribution to performance.

AXP Nasdaq 100 Index Fund
The Fund's Class D shares generated a total return of 42.97% during its initial reporting period -- Oct. 25, 1999 (when shares became publicly available) through Jan. 31, 2000. Driven by a spectacular run-up in the technology sector, particularly Internet-related stocks, the index raced ahead from the start of the period and on into the early days of January, by which time the Fund was up approximately 60%. At that point, concerns about potentially higher inflation, higher interest rates and exceptionally high stock valuations resurfaced, causing the index and the Fund to lose ground over the ensuing weeks of the period.


James M. Johnson, Jr.                       Adele Kohler
Portfolio Manager                           Portfolio Manager
AXP S&P 500 Index Fund                      AXP International Equity Index Fund
AXP Mid Cap Index Fund
AXP Total Stock Market Index Fund
AXP Nasdaq 100 Index Fund

AXP INDEX FUNDS             (This annual report is not part of the prospectus.)

Fund Facts
AXP S&P 500 Index Fund

Class D -- Oct. 25, 1999* - Jan. 31, 2000
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                 $5.42
Oct. 25, 1999                                                 $5.07
Increase                                                      $0.35

Distributions -- Oct. 25, 1999* - Jan 31, 2000
From income                                                   $0.01
From capital gains                                            $ --
Total distributions                                           $0.01
Total return**                                               +7.72%***

Class E -- Oct, 25, 1999* - Jan. 31, 2000
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                 $5.42
Oct. 25, 1999                                                 $5.07
Increase                                                      $0.35

Distributions -- Oct. 25, 1999* - Jan 31, 2000
From income                                                   $0.01
From capital gains                                            $ --
Total distributions                                           $0.01
Total return**                                               +7.75%***

  *When shares became publicly available.
 **Returns do not include sales load,  the  prospectus  discusses the effect of sales  charges,  if any,  on the  various  classes.
***The total return is a hypothetical investment in the Fund with all distributions reinvested.


(This annual report is not part of the prospectus.)        ANNUAL REPORT - 2000

AXP Mid Cap Index Fund

Class D -- Oct. 25, 1999* - Jan. 31, 2000
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                 $5.71
Oct. 25, 1999                                                 $5.07
Increase                                                      $0.64

Distributions -- Oct. 25, 1999* - Jan 31, 2000
From income                                                   $0.01
From capital gains                                            $ --
Total distributions                                           $0.01
Total return**                                              +12.87%***

Class E -- Oct. 25, 1999* - Jan 31, 2000
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                 $5.71
Oct. 25, 1999                                                 $5.07
Increase                                                      $0.64

Distributions -- Oct. 25, 1999* - Jan 31, 2000
From income                                                   $0.02
From capital gains                                            $ --
Total distributions                                           $0.02
Total return**                                              +12.92%***

  *When shares became publicly available.
 **Returns do not include sales load,  the  prospectus  discusses the effect of sales  charges,  if any,  on the  various  classes.
***The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP INDEX FUNDS             (This annual report is not part of the prospectus.)

AXP Total Stock Market Index Fund

Class D -- Oct. 25, 1999* - Jan. 31, 2000
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                    $5.76
Oct. 25, 1999                                                    $5.19
Increase                                                         $0.57

Distributions -- Oct. 25, 1999* - Jan 31, 2000
From income                                                      $0.01
From capital gains                                               $ --
Total distributions                                              $0.01
Total return**                                                 +11.57%***

Class E -- Oct. 25, 1999* - Jan. 31, 2000
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                    $5.76
Oct. 25, 1999                                                    $5.19
Increase                                                         $0.57

Distributions -- Oct. 25, 1999* - Jan 31, 2000
From income                                                      $0.01
From capital gains                                               $ --
Total distributions                                              $0.01
Total return**                                                 +11.61%***

  *When shares became publicly available.
 **Returns do not include sales load,  the  prospectus  discusses the effect of sales  charges,  if any,  on the  various  classes.
***The total return is a hypothetical investment in the Fund with all distributions reinvested.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 2000

AXP International Equity Index Fund

Class D -- Oct. 25, 1999* - Jan 31, 2000
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                     $5.42
Oct. 25, 1999                                                     $5.00
Increase                                                          $0.42

Distributions -- Oct. 25, 1999* - Jan 31, 2000
From income                                                       $ --
From capital gains                                                $0.01
Total distributions                                               $0.01
Total return**                                                   +8.09%***

Class E -- Oct. 25, 1999*- Jan 31, 2000
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                     $5.42
Oct. 25, 1999                                                     $5.00
Increase                                                          $0.42

Distributions -- Oct.25, 1999*- Jan 31, 2000
From income                                                       $ --
From capital gains                                                $0.01
Total distributions                                               $0.01
Total return**                                                   +8.09%***

  *When shares became publicly available.
 **Returns do not include sales load,  the  prospectus  discusses the effect of sales  charges,  if any,  on the  various  classes.
***The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP INDEX FUNDS             (This annual report is not part of the prospectus.)

AXP Nasdaq 100 Index Fund

Class D -- Oct. 25, 1999* - Jan. 31, 2000
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                   $7.52
Oct. 25, 1999                                                   $5.26
Increase                                                        $2.26

Distributions -- Oct. 25, 1999* - Jan 31, 2000
From income                                                     $ --
From capital gains                                              $ --
Total distributions                                             $ --
Total return**                                                +42.97%***

Class E -- Oct. 25, 1999* - Jan. 31, 2000
(All figures per share)

Net asset value (NAV)
Jan. 31, 2000                                                   $7.52
Oct. 25, 1999                                                   $5.26
Increase                                                        $2.26

Distributions -- Oct. 25, 1999* - Jan 31, 2000
From income                                                     $ --
From capital gains                                              $ --
Total distributions                                             $ --
Total return**                                                +42.97%***

  *When shares became publicly available.
 **Returns do not include sales load,  the  prospectus  discusses the effect of sales  charges,  if any,  on the  various  classes.
***The total return is a hypothetical investment in the Fund with all distributions reinvested.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 2000

The 10 Largest Holdings
AXP S&P 500 Index Fund

                                             Percent               Value
                                         (of net assets)   (as of Jan. 31, 2000)
Standard & Poor's Depositary Receipts           4.73%            $780,084
Microsoft                                       4.04              666,821
General Electric                                3.50              577,780
Cisco Systems                                   2.87              472,930
Intel                                           2.64              436,412
Exxon Mobil                                     2.31              380,760
Wal-Mart Stores                                 1.95              321,655
Intl Business Machines                          1.62              267,006
Citigroup                                       1.55              255,713
Merck & Co                                      1.47              243,214

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart
                    The 10 holdings listed here  make up 26.68% of net assets




AXP INDEX FUNDS             (This annual report is not part of the prospectus.)

AXP Mid Cap Index Fund


                                            Percent              Value
                                        (of net assets)  (as of Jan. 31, 2000)
S&P Mid-Cap 400 Depositary Receipts          8.46%          $1,029,828
Veritas Software                             3.97              482,700
Siebel Systems                               1.85              225,643
Linear Technology                            1.53              186,533
Maxim Integrated Products                    1.44              174,935
Altera                                       1.38              167,531
Intuit                                       1.24              150,419
Univision Communications Cl A                1.15              139,476
MedImmune                                    1.03              125,705
Millennium  Pharmaceuticals                  0.87              106,276

For further details about these holdings, please refer to the section entitled "Investments in Securities".

(icon of) pie chart
                      The 10 holdings listed here  make up 22.92% of net assets



(This annual reportis not part of the prospectus.)         ANNUAL REPORT - 2000

AXP Total Stock Market Index Fund

                              Percent                           Value
                          (of net assets)               (as of Jan. 31, 2000)
Microsoft                        3.31%                        $790,535
General Electric                 2.87                          685,013
Cisco Systems                    2.35                          560,639
Intel                            2.16                          517,343
Exxon Mobil                      1.89                          451,400
Wal-Mart Stores                  1.59                          381,333
Intl Business Machines           1.32                          315,582
Citigroup                        1.27                          303,097
Merck & Co                       1.20                          287,428
Lucent Technologies              1.13                          270,945

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart
                     The 10 holdings listed here  make up 19.09% of net assets




AXP INDEX FUNDS             (This annual report is not part of the prospectus.)

AXP International Equity Index Fund

                                               Percent              Value
                                           (of net assets) (as of Jan. 31, 2000)
Nokia (Finland)                                  2.36%             $526,040
Deutsche Telekom (Germany)                       1.84               409,749
Nippon Telegraph & Telephone (Japan)             1.84               408,626
BP Amoco (United Kingdom)                        1.72               383,412
Vodafone AirTouch (United Kingdom)               1.62               361,669
Toyota Motor (Japan)                             1.57               350,519
France Telecom (France)                          1.23               274,569
British Telecommunications (United Kingdom)      1.21               269,491
Mannesman (Germany)                              1.21               268,274
Royal Dutch Petroleum (Netherlands)              1.17               260,457

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart
                     The 10 holdings listed here  make up 15.77% of net assets



(This annual report is not part of the prospectus.)       ANNUAL REPORT - 2000

AXP Nasdaq 100 Index Fund

                                   Percent                    Value
                               (of net assets)        (as of Jan. 31, 2000)
Microsoft                             9.17%                $2,174,977
Cisco Systems                         6.81                  1,614,686
Intel                                 6.11                  1,448,347
QUALCOMM                              5.63                  1,335,404
Oracle                                3.13                    742,103
JDS Uniphase                          3.02                    715,617
Sun Microsystems                      2.54                    603,438
Nextel Communications Cl A            2.52                    598,040
MCI WorldCom                          2.47                    586,920
Global Crossing                       2.24                    531,200

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart
                     The 10 holdings listed here  make up 43.64% of net assets



AXP INDEX FUNDS             (This annual report is not part of the prospectus.)

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 2000

The  financial   statements   contained  in  Post-Effective   Amendment  #24  to
Registration Statement No. 33-30770 filed on or about March 31, 2000, are incorporated herein by reference.

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP S&P 500 Index Fund
Period ended Jan. 31, 2000

Class D

Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 23, 1999                                                   $0.00949

Total distributions                                             $0.00949

The distribution of $0.00949 per share, payable Dec. 23, 1999, consisted of $0.00881 from net investment income and $0.00068 from net short-term capital gains.

Class E

Income distribution taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 23, 1999                                                   $0.01121

Total distributions                                             $0.01121

The distribution of $0.01121 per share, payable Dec. 23, 1999, consisted of $0.01053 from net investment income and $0.00068 from net short-term capital gains.

(This annual report is not part of the prospectus.)        ANNUAL REPORT - 2000

AXP Mid Cap Index Fund
Period ended Jan. 31, 2000

Class D

Income distribution taxable as dividend income, 14.45% qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 23, 1999                                                   $0.01288

Total distributions                                             $0.01288

The distribution of $0.01288 per share, payable Dec. 23, 1999, consisted of $0.00925 from net investment income and $0.00363 from net short-term capital gains.

Class E

Income distribution taxable as dividend income, 14.45% qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 23, 1999                                                   $0.01513

Total distributions                                             $0.01513

The distribution of $0.01513 per share, payable Dec. 23, 1999, consisted of $0.01150 from net investment income and $0.00363 from net short-term capital gains.

AXP Total Stock Market Index Fund
Period ended Jan. 31, 2000

Class D

Income distribution taxable as dividend income, 80.71% qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 23, 1999                                                   $0.00838

Total distributions                                             $0.00838

Class E

Income distribution taxable as dividend income, 80.71% qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 23, 1999                                                   $0.01068

Total distributions                                             $0.01068


AXP INDEX FUNDS             (This annual report is not part of the prospectus.)

AXP International Equity Index Fund
Period ended Jan. 31, 2000

Class D

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 23, 1999                                                   $0.00626

Total distributions                                             $0.00626

Class E

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 23, 1999                                                   $0.00626

Total distributions                                             $0.00626


(This annual report is not part of the prospectus.)        ANNUAL REPORT - 2000

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American
  Express(R)
Funds


AXP Index Funds
200 AXP Financial Center
Minneapolis, MN 55474


                                                                PRSRT STD AUTO
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                 SPENCER, IA
                                                                PERMIT NO. 85



Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                              AMERICAN EXPRESS

                                                               S-6434 C (3/00)